Analysis of Revenue and Profit from Operations by Segment - Summary of Analysis of Revenue and Profit from Operations by Segment (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	£ 12,175	£ 12,271	£ 25,776
Profit from operations		4,907	5,097	£ 9,962
Reported
Disclosure Of Operating Segments [Line Items]
Revenue		12,175	12,271
Profit from operations		4,907	5,097
Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		328	271
Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		5,235	5,368
Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		1,093
Profit from operations		424
Adjusted At Constant Currency
Disclosure Of Operating Segments [Line Items]
Revenue		13,268
Profit from operations		5,659
US | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		5,563	5,619
Profit from operations		2,570	2,619
US | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		196	182
US | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		2,766	2,801
US | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		567
Profit from operations		306
US | Adjusted At Constant Currency
Disclosure Of Operating Segments [Line Items]
Revenue		6,130
Profit from operations		3,072
APME | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		2,055	2,137
Profit from operations		769	865
APME | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		99	25
APME | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		868	890
APME | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		205
Profit from operations		47
APME | Adjusted At Constant Currency
Disclosure Of Operating Segments [Line Items]
Revenue		2,260
Profit from operations		915
AMSSA | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		1,796	1,749
Profit from operations		694	669
AMSSA | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		15	52
AMSSA | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		709	721
AMSSA | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		153
Profit from operations		42
AMSSA | Adjusted At Constant Currency
Disclosure Of Operating Segments [Line Items]
Revenue		1,949
Profit from operations		751
ENA | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		2,761	2,766
Profit from operations		874	944
ENA | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		18	12
ENA | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		892	956
ENA | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		168
Profit from operations		29
ENA | Adjusted At Constant Currency
Disclosure Of Operating Segments [Line Items]
Revenue		2,929
Profit from operations		921
Regions
Disclosure Of Operating Segments [Line Items]
Revenue		12,175	12,271
Profit from operations		£ 4,907	£ 5,097

[1]	Revenue is net of duty, excise and other taxes of £18,553 million and £18,415 million for the six months ended 30 June 2021 and 2020 respectively, and £39,172 million for the year ended 31 December 2020.